FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1 Classification

Arauco's financial instruments as of De
c
ember 31, 2020 and 2019, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2020		December 2019
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Financial assets at fair value through profit or loss (held for trading)	199,771	199,771	634,079	634,079
Derivatives (1)	29	29	121	121
Mutual funds (2)	199,742	199,742	633,958	633,958

Financial assets at amortized cost	1,625,235	1,625,235	1,597,356	1,597,356
Cash and cash equivalents (amortized cost)	864,972	864,972	926,054	926,054
Cash	357,453	357,453	314,981	314,981
Time deposits	507,519	507,519	611,073	611,073
Accounts Receivable (net)	753,987	753,987	651,771	651,771
Trade and other receivables	647,924	647,924	562,419	562,419
Lease receivable	135	135	1,112	1,112
Other receivables	105,928	105,928	88,240	88,240
Accounts receivable due from related parties	6,274	6,274	17,526	17,526
Other financial assets (3)	2	2	2,005	2,005

Hedging assets	30,714	30,714	10,639	10,639

Financial liabilities at amortized cost (4)	6,824,202	7,641,425	6,733,957	7,001,457
Bonds issued denominated in U.S. Dollars	3,519,027	3,970,081	3,502,090	3,554,538
Bonds issued denominated in U.F. (5)	1,188,917	1,458,106	1,329,653	1,475,667
Bank Loans in U.S. Dollars	741,669	770,551	824,581	874,584
Bank borrowing denominated in U.S. Dollars	532,591	600,689	122,441	141,476
Lease liabilities	211,755	211,755	271,025	271,025
Trade and other payables	626,504	626,504	675,287	675,287
Accounts payable to related parties	3,739	3,739	8,880	8,880

Financial liabilities at fair value through profit or loss	74	74	33	33

Hedging Liabilities	39,586	39,586	134,242	134,242

(1) The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2) Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3) Corresponds to the balance of assets from margin call for current derivatives (collateral).
(4) Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(5) The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

23.2 Fair Value Hierarchy of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2020, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	December 2020	Level 1	Level 2	Level 3
Fair Value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value
Derivatives	29		29
Mutual Funds	199,742	199,742

Hedging assets	30,714		30,714

Financial liabilities at fair value through profit or loss	74		74

Hedging liabilities	39,586		39,586

At the closing date of these consolidated financial statements, there have been no transfers between the different hierarchy levels.

23.3 Explanation of the valuation of Financial Instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Arauco's current derivatives are valued under the cash flow discount method. These flows are discounted at the rate applicable according to the transaction’s and counterparties’ risk, using an internal methodology based on the information obtained from Bloomberg.

Given thath our cross-currency swaps correspond to future flows in UF, U.S. dollars and Euros, Arauco calculates the current value of such flows by using the UF zero coupon curve, Dollar zero coupon and the Euro zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

The fair value of zero cost collar contracts is calculated by reference to the price differential between the agreed price range and the market price of the hedge’s object.

The counterparty risk uses the
Z-Spread
obtained from the curve of the bonds issued by counterparties, and they are deducted from each flow as appropriate.

Financial Liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings was determined based on discounted cash flow analysis applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2020 and 2019:

	December 2020
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	32,053	58,871	90,924	214,092	584,344	3,818,584	4,617,020	4,707,944
Bank borrowing	30,774	184,660	215,434	473,233	335,247	250,346	1,058,826	1,274,260
Swap and Forward	778	-	778	38,882	-	-	38,882	39,660
Other Financial Liabilities, Total (a)	63,605	243,531	307,136	726,207	919,591	4,068,930	5,714,728	6,021,864

	December 2020
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755
Lease liabilities, Total (b)	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755

	December 2020
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	585,428	41,076	626,504	-	-	-	-	626,504
Accounts payable to related companies	3,739	-	3,739	-	-	-	-	3,739
Accounts Payable, Total (c)	589,167	41,076	630,243	-	-	-	-	630,243
Financial Liabilities, Total (a) + (b) + (c)	671,403	329,616	1,001,019	812,171	941,497	4,109,175	5,862,843	6,863,862

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	22,374	254,330	276,704	201,427	577,884	3,775,728	4,555,039	4,831,743
Bank borrowing	69,971	113,334	183,305	196,611	502,772	64,334	763,717	947,022
Swap and Forward	837	-	837	133,438	-	-	133,438	134,275
Other Financial Liabilities, Total (a)	93,182	367,664	460,846	531,476	1,080,656	3,840,062	5,452,194	5,913,040

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	21,518	47,690	69,208	117,608	46,408	37,801	201,817	271,025
Lease liabilities, Total (b)	21,518	47,690	69,208	117,608	46,408	37,801	201,817	271,025

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	672,809	248	673,057	2,230	-	-	2,230	675,287
Accounts payable to related companies	8,880	-	8,880	-	-	-	-	8,880
Accounts Payable, Total (c)	681,689	248	681,937	2,230	-	-	2,230	684,167
Financial Liabilities, Total (a) + (b) + (c)	796,389	415,602	1,211,991	651,314	1,127,064	3,877,863	5,656,241	6,868,232

23.4 Derivative Instruments

Hedging instruments recorded as of December 31, 2020 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options. Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the Consolidated Statements of Financial Position under Other Non-Current Financial Assets or Other Non-Current Financial Liabilities, respectively. The effects for the period are presented in Consolidated statement of changes in equity as Other Comprehensive Income or the Statements of Comprehensive Income as Finance Income or Finance Costs, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2020 and 2019, is presented below:

Financial Instruments	December 2020 Fair Value ThU.S.$	December 2019 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	29	121
Derivatives (1)	29	121

Hedging Assets	30,714	10,639
Derivatives (1)	4,343	5,827
Cross Currency Swaps	26,371	4,812

Financial liabilities at fair value through profit or loss	(74)	(33)
Derivatives (1)	(74)	(19)
Forward (2)	-	(14)

Hedging Liabilities	(39,586)	(134,242)
Cross Currency Swaps	(4,245)	(22,842)
Derivatives (1)	(35,341)	(111,400)
(1)	Includes Swap, Zero Cost Collar, and Forward and IRS from Chile, USA and Uruguay tables.
(2)	Includes Forwards from Colombia and Chile.

23.4.1. Chile

In order to cover the exposure to variation in cash flows associated with fluctuations in exchange rates, interest rates or commodity prices, Arauco Chile has the following derivatives as of December 31, 2020 and 2019:

Cross Currency Swaps

Cross currency swaps to cover
t
he exposure to the exchange rate risk generated from bonds denominated in U.F.

						December 2020	December 2019
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
F	Deutsche Bank – U.E.	35,687,705	818,182	10-30-2011	10-30-2021	(1,775)	(4,435)
F	JP Morgan - N.A.	35,687,705	818,182	10-30-2011	10-30-2021	(1,755)	(4,392)
F	Scotiabank – Chile	31,439,809	818,182	10-30-2014	04-30-2023	2,825	615
F	Scotiabank – Chile	31,400,541	818,182	10-30-2014	04-30-2023	2,965	801
F	Santander – Chile	31,072,144	818,182	10-30-2014	04-30-2023	3,341	1,214
F	BCI – Chile	30,781,277	818,182	10-30-2014	04-30-2023	3,697	1,611
F	Banco de Chile - Chile	31,072,144	818,182	04-30-2019	10-30-2029	2,493	418
J	Itau – Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	-	(5,123)
J	Scotiabank – Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	-	(5,123)
J	Deutsche - U.K.	42,864,859	1,000,000	09-01-2010	09-01-2020	-	(5,132)
J	Santander – Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	-	(5,118)
J	Scotiabank – Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	-	(5,075)
P	Itau – Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(4,727)	(7,100)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(5,241)	(7,420)
P	Scotiabank – Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(94)	(2,416)
P	Santander – Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	718	(1,609)
P	Deutsche - U.K.	41,752,718	1,000,000	11-15-2013	11-15-2023	720	(1,594)
Q	BCI – Chile	5,398,153	125,000	10-01-2014	04-01-2021	(267)	(1,755)
Q	BCI – Chile	5,399,587	125,000	10-01-2014	04-01-2021	(266)	(1,747)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(3,812)	(11,059)
R	JP Morgan - U.K	43,185,224	1,000,000	10-01-2014	04-01-2024	(1,154)	(3,461)
R	Itau - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(1,208)	(3,486)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	9,612	153
W	Goldman Sachs - N.A.	40,521,750	1,000,000	10-10-2018	10-10-2028	(2,029)	(3,360)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(1,939)	(3,169)
W	Goldman Sachs - N.A.	40,066,555	1,000,000	10-10-2018	10-10-2028	(1,390)	(2,766)
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(2,675)	(1,036)
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(1,955)	(614)
						(3,916)	(82,178)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

					December 2020	December 2019
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
Santander - Chile	118,670,000	100,000,000	06-15-2021	12-15-2029	(1,027)	(4,903)
Banco de Chile - Chile	59,335,000	50,000,000	06-15-2021	12-15-2029	(488)	(2,428)
MUFG - N.A.	118,670,000	100,000,000	06-15-2021	12-15-2029	(896)	(4,846)
JP Morgan - N.A.	237,340,000	200,000,000	06-15-2021	12-15-2029	(2,048)	(9,740)
HSBC - N.A.	59,335,000	50,000,000	06-15-2021	12-15-2029	(595)	(2,493)
					(5,054)	(24,410)

Forward

Forward contracts to hedge the exchange rate risk exposure in connection with construction company contracts in local currency. Arauco Chile has no forward contracts as of December 31, 2020. The contracts as of December 31, 2019 are detailed in the following table:

					December 2020	December 2019
Institution	Amount U.S.$	Amount CLP	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
Banco de Chile - Chile	7,896,461	5,446,189,313	10-11-2019	12-11-2020	-	(3,543)
Banco de Chile - Chile	7,886,170	5,446,189,313	10-11-2019	12-11-2020	-	(3,482)
BCI - Chile	7,873,629	5,446,189,313	10-11-2019	12-11-2020	-	(3,408)
Itau - Chile	7,880,465	5,446,189,313	10-11-2019	12-11-2020	-	(3,449)
Itau - Chile	7,836,244	5,446,189,313	10-11-2019	12-11-2020	-	(3,188)
Itau - Chile	7,783,384	5,446,189,314	10-11-2019	12-11-2020	-	(3,065)
BCI - Chile	7,590,508	5,446,189,314	10-11-2019	12-11-2020	-	(1,855)
Itau - Chile	9,800,539	7,625,015,061	01-10-2020	12-11-2020	-	2,131
Scotiabank - Chile	9,791,980	7,625,015,061	01-10-2020	12-11-2020	-	2,175
					-	(17,684)

Arauco needs to minimize the risk of the exchange rate, as it holds debt in other currencies different from U.S. dollars. The objective of this position in the swap is to eliminate the uncertainty of the exchange rate, exchanging the flows derived from obligations expressed in other currencies of the liabilities described above, with flows in U.S. dollars (Arauco's functional currency), at a fixed and determined exchange rate as of the agreement's execution date.

Zero Cost Collars

Zero cost collar to cover the exposure to the Fuel Oil No. 6 and Brent, instruments for oil used by our plants.

Commodity	Institution	Volume	Unit	Starting date	Ending date	December 2020 Fair Value ThU.S.$	December 2019 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	123,906	bbl	11-01-2020	04-01-2021	1,029	-
Fuel Oil N°6	Goldman Sachs - N.A.	61,953	bbl	11-01-2020	04-01-2021	516	-
Brent	BNP Paribas – E.U.	220,000	bbl	08-01-2021	07-01-2022	280	-
Brent	Goldman Sachs - N.A.	220,000	bbl	08-01-2021	07-01-2022	404	-
						2,229	-

Interest Rate Swap

Interest rate swap to fix the rate associated to loans with a variable rate.

Institution	Amount US$	Starting date	Ending date	December 2020 Fair Value ThU.S.$	December 2019 Fair Value ThU.S.$
Goldman Sachs - N.A.	100,000,000	03-27-2020	09-27-2023	(750)	-
MUFG - N.A.	100,000,000	03-27-2020	09-27-2023	(737)	-
				(1,487)	-

Through an effectiveness test, and

pursuant to IFRS 9, we were able to validate that the aforementioned hedging instruments are highly effective within an acceptable range for Arauco, for the purposes of eliminating the uncertainty of the exchange rate in the commitments derived from the hedged object.

23.4.2. Colombia

Arauco Colombia has not forward contracts as of December

31, 2020. The contracts as of December 31, 2019 are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2019 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	2,100	11-07-2019	01-14-2020	(8)
USDCOP	Corpbanca Colombia	1,700	11-25-2019	02-11-2020	(6)
					(14)

23.4.3. Uruguay

Forward

As of December 31, 2020 and 2019, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2020 Fair Value ThU.S.$
UYUUSD	Santander-Uruguay	16,205	768
UYUUSD	HSBC-Uruguay	5,855	366
EURUSD	HSBC-Uruguay	1,062	41
			1,175

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
UYUUSD	Santander - Uruguay	8,070	(182)
UYUUSD	HSBC - Uruguay	12,915	(264)
UYUUSD	Citibank U.K.	1,500	(101)
UYUUSD	Itaú - Uruguay	3,710	(4)
EURUSD	Citibank U.K.	833	(20)
			(571)

Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2020 and 2019, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2020 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	7,059	190
Fuel Oil N°6	DNB Bank ASA	4,923	(72)
			118

Commodity	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	6,925	878
Fuel Oil N°6	DNB Bank ASA	5,241	472
			1,350

Interest Rate Swap

In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2020 and 2019 is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2020 Fair Value ThU.S.$
USD	DNB Bank ASA	25,319	(559)

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
USD	DNB Bank ASA	33,758	(8)

23.4.4. Estados Unidos

Interest Rate Swap

As of December 31, 2020, Arauco through its subsidiary in United States maintains an Interest Rate Swap with the purpose of setting the interest rate of a variable rate debt in the same currency (USD). The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2020 is shown below:

Institution	Amount US$	Starting date	Ending date	December 2020 Fair Value ThU.S.$
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	(474)
Goldman Sachs N.A.	100,000,000	04-28-2020	10-28-2023	(486)
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	(463)
				(1,423)

23.5 Cash equivalent, Loans and Receivables

The financial assets measured at amortized cost using the effective interest method and tested for impairment are: cash and cash equivalent, time deposits, repurchase agreements, trade and other current/non-current receivables (with third parties and from related parties)

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and Other Current/Non-Current Receivables” and “Accounts receivable from related parties”.

As of December 31, 2020 and 2019, there are provisions for impairment for ThU.S.$ 8,000 and ThU.S.$ 16,368, respectively.

	December 2020	December 2019
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,625,235	1,597,356
Cash and cash equivalents (Mutual Funds not included)	864,972	926,054
Cash	357,453	314,981
Time Deposits	507,519	611,073
Trade and other receivables (net)	760,261	669,297
Trade and other receivables	647,924	562,419
Lease receivable	135	1,112
Other receivables	105,928	88,240
Accounts receivable from related parties	6,274	17,526
Other financial assets	2	2,005

23.5.1. Cash and Cash Equivalents

Includes cash on hand, bank checking account balances and time deposits and other short term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2020 and 2019, classified by currency is as follows:

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Cash and Cash Equivalents	1,064,714	1,560,012
U.S. Dollars	773,822	1,412,688
Euro	3,891	2,264
Mexican pesos	43,049	13,684
Other currencies	194,942	68,916
Chilean pesos	49,010	62,460

23.5.2 Time Deposits and Repurchase Agreements:
The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and Other Receivables:
These represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Other Receivables
: These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The allowance for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable from related parties
: Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2020 and 2019:

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Trades and other current receivables	737,381	642,315
U.S. Dollars	542,296	435,663
Euros	10,448	8,483
Mexican pesos	30,856	33,981
Other currencies	54,118	74,544
Chilean pesos	96,847	86,954
U.F.	2,816	2,690

Accounts receivable from related parties, current	6,274	17,526
U.S. Dollars	369	1,319
Other currencies	829	197
Chilean pesos	5,076	15,512
U.F.	-	498

Trade and other non-current receivables	16,606	9,456
U.S. Dollars	13,637	3,691
Other currencies	40	351
Chilean pesos	2,859	2,983
U.F.	70	2,431

23.6 Financial Liabilities

Arauco's financial liabilities to the date of these consolidated financi
a
l statements are as follows:

Financial Liabilities	December 2020 ThU.S.$	December 2019 ThU.S.$
Total Financial Liabilities	6,863,862	6,868,232
Financial liabilities at fair value through profit or loss (held for trading)	74	33
Hedging Liabilities	39,586	134,242
Financial Liabilities Measured at Amortized Cost	6,824,202	6,733,957

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2020 and 2019.

	December 2020 ThU.S.$	December 2019 ThU.S.$
Bank borrowings - current portion	123,087	62,220
Bonds issued - current portion	80,074	85,641
Total	203,161	147,861

23.7 Financial Liabilities Measured at Amortized Cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of each reporting period, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2020	12-31-2019	12-31-2020	12-31-2019
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized Cost		Fair Value
Total Financial Liabilities		6,824,202	6,733,957	7,641,425	7,001,457
Bonds Issued	U.S. Dollar	3,519,027	3,502,090	3,970,081	3,554,538
Bonds Issued	U.F.	1,188,917	1,329,653	1,458,106	1,475,667
Bank borrowings	U.S. Dollar	741,669	824,581	770,551	874,584
Bank borrowings	Euro	531,181	116,259	600,689	141,476
Bank borrowings	Other currencies	1,410	6,182	-	-
Lease liabilities	U.F.	27,373	41,633	27,373	41,633
Lease liabilities	Chilean pesos	77,158	107,046	77,158	107,046
Lease liabilities	Mexican pesos	644	10,025	644	10,025
Lease liabilities	U.S. Dollar	87,822	83,585	87,822	83,585
Lease liabilities	Euro	314	52	314	52
Lease liabilities	Other currencies	18,444	28,684	18,444	28,684
Trades and Other Payables	U.S. Dollar	153,860	157,754	153,860	157,754
Trades and Other Payables	Euro	11,924	20,414	11,924	20,414
Trades and Other Payables	Mexican pesos	26,400	22,272	26,400	22,272
Trades and Other Payables	Other currencies	99,428	94,946	99,428	94,946
Trades and Other Payables	Chilean pesos	298,908	348,155	298,908	348,155
Trades and Other Payables	U.F.	35,984	31,746	35,984	31,746
Accounts payable to related parties	U.S. Dollar	236	454	236	454
Accounts payable to related parties	Chilean pesos	3,503	8,426	3,503	8,426

The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2020 and 2019 are as follows:

	December 2020
	ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	306,358	5,675,846	5,982,204
Lease liabilities	63,640	148,115	211,755
Trade and other payables	626,504	-	626,504
Accounts payable to related parties	3,739	-	3,739
Total Financial Liabilities Measured at Amortized Cost	1,000,241	5,823,961	6,824,202

	December 2019
	ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	460,009	5,318,756	5,778,765
Lease liabilities	69,208	201,817	271,025
Trade and other payables	673,057	2,230	675,287
Accounts payable to related parties	8,880	-	8,880
Total Financial Liabilities Measured at Amortized Cost	1,211,154	5,522,803	6,733,957

23.8 Cash Flow Hedges Reserve Reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance - under IAS 39 and IFRS 9, respectively	9,010	13,395	4,752
Amounts restated through reserve of cash flow hedges	-	-	(1,918)
Opening balance - in accordance with IFRS 9	9,010	13,395	2,834
Gains (losses) on cash flow hedges, before tax	8,222	23,156	30,321
Reclassification adjustments on cash flow hedges, before tax	(67,785)	(29,227)	(15,286)
Income tax relating to cash flow hedges of other comprehensive income	13,546	1,686	(4,474)
Closing balance	(37,007)	9,010	13,395

23.9 Capital Disclosures

23.9.1 Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings and bonds issued).

23.9.3 Quantitative Information on Capital Management

The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

	December 2020	December 2019	Interest	Debt level
Instrument	ThU.S.$	ThU.S.$	coverage >= 2,0x	(1) <= 1,2x
Domestic bonds (Chile)	1,188,917	1,329,653	N/R	✓
Syndicate Loan Scotiabank	200,022	200,703	✓	✓
Syndicate Loan Banco Estado - Grayling	300,121	301,452	✓	✓
Syndicate ECA Banco BNP Paribas	531,181	116,259	✓	✓
N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests)

As of December 31, 2020 and 2019, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of December 31, 2020 and 2019, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of December 31, 2020 and 2019 is as follows:

	December 2020	December 2019
	ThU.S.$	ThU.S.$
Equity	7,415,635	7,369,415
Bank borrowings	1,274,260	947,022
Lease liabilities	211,755	271,025
Bonds issued	4,707,944	4,831,743
Capitalization	13,609,594	13,419,205

23.10 Risk Management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks).

Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units. The company is not actively involved in trading its financial assets for speculative purposes.

23.10.1 Type of Risk: Credit Risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of Credit Risk Exposure and How This Risk Arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are trade receivables, financial lease debtors and other debtors.

Arauco does not have a securitized portfolio.

	December 2020	December 2019
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	646,607	559,164
Financial lease receivables	109	912
Other debtors	90,665	82,239
Net subtotal	737,381	642,315

Trade receivables	649,680	568,123
Financial lease receivables	109	912
Other debtors	93,168	85,848
Gross subtotal	742,957	654,883

Provision for doubtful trade receivables	3,073	8,959
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	2,503	3,609
Subtotal Bad Debt	5,576	12,568

Non-Current Receivables

Trade receivables	1,317	3,255
Financial lease receivables	26	200
Other debtors	15,263	6,001
Net Subtotal	16,606	9,456

Trade receivables	3,741	7,055
Financial lease receivables	26	200
Other debtors	15,263	6,001
Gross subtotal	19,030	13,256

Provision for doubtful trade receivables	2,424	3,800
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	2,424	3,800

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

The Credit and Collections Sub-Division, dependent from the Treasury Division, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of December 31, 2020, Arauco’s balance for commercial debtors was ThU.S.$ 653,421 of which, according to the agreed sales conditions, 52.67% corresponded to sales on credit (open account), 46.75% to sales with letters of credit and 0.58% to other types of sales, distributed in 2,359 debtors. The client with the largest Open Account debt represented 1.53% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2020
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
ThU.S.$	625,225	21,502	474	96	636	11	70	72	299	5,036	653,421
%	95.68%	3.29%	0.07%	0.01%	0.10%	0.00%	0.01%	0.01%	0.05%	0.78%	100%

December 31, 2019
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
ThU.S.$	531,881	28,469	899	309	18	846	22	34	389	12,311	575,178
%	92.47%	4.95%	0.16%	0.05%	0.00%	0.15%	0.00%	0.01%	0.07%	2.14%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	302,718	2,625	92	38	-	-	-	-	-	-	305,473
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	319,874	17,775	355	58	636	11	70	72	299	5,036	344,186
Loss allowance provision	-	-	12	6	64	1	7	72	299	5,036	5,497
Expected loss rate	0.00%	0.00%	3.38%	10.34%	10.06%	9.09%	10.00%	100.00%	100.00%	100.00%
Others	2,633	1,102	27	-	-	-	-	-	-	-	3,762
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Trade receivables, total (ThU.S.$)	625,225	21,502	474	96	636	11	70	72	299	5,036	653,421
Allowance for doubtful accounts, total (ThU.S.$)	-	-	12	6	64	1	7	72	299	5,036	5,497

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Division.

Regarding the loss allowance provision for trade receivables and others, below we provide detail for the movements as of December 31, 2020, 2019 and 2018:

	December 2020	December 2019	December 2018
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance at January 1 - under IAS 39	(16,368)	(15,147)	(17,785)
Amounts restated through opening retained earnings	-	-	(2,875)
Opening loss allowance as at January 1 - under IFRS 9	(16,368)	(15,147)	(20,660)
Increase in allowance for trade receivables recognised in profit or loss during the year	(1,369)	(2,506)	(5,027)
Receivables written off during the year as uncollectible	6,970	163	8,620
Unused amount reversed	2,767	1,122	1,920
Closing balance	(8,000)	(16,368)	(15,147)

Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.

Explanation regarding the Sales Risk with Letters of Credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the Sales Risk with Credit Line

Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit Sub-Division, as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.

A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.

All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.

In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco Europe Coöperatief U.A., Arauco Argentina S.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Colombia S.A., Arauco Perú S.A., Arauco North America, Inc., Arauco Canada Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti, Arauco Forest Brasil S.A., Arauco do Brasil S.A., Arauco Industria de Paineis Ltda. and Arauco Nutrientes SPA. Arauco works with credit insurance company Euler Hermes World Agency (Aa3 rating, as per risk rating companies Moody’s and AA by S&P). The company grant a 90% coverage over the amount of each invoice, without deductibles, for registered clients and of 90% for non-registered clients (*).

(*) Non-registered clients are those whose lines are under ThU.S.$ 100 (equivalent currency of their invoicing) of the credit sales for all companies in the Arauco group that have a valid insurance policy. The top lines are from nominated clients.

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, loans or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$100,714, effective as of December 2020, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,107	7,1%
Standby	8,680	8,6%
Promissory notes	78,575	78,0%
Finance	2,570	2,6%
Mortgage	2,207	2,2%
Pledge	175	0,2%
Promissory notes	1,400	1,4%
Total Guarantees	100,714	100%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, the open account debt covered by the various insurance policies and guarantees amounts to 94.3% and, therefore, Arauco’s portfolio exposure amounts to 5.7%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	368,481	100.0%
Secured receivables (*)	347,478	94.3%
Unsecured receivables	21,003	5.7%
(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Investment Policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest. The Company’s Treasury Department is centralized with operations in Chile. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long-term debt securities obtained from rating agencies authorized by the Superintendence of Banks and Financial Institutions (Fitch Ratings Chile, Humphreys and Feller Rate).

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.

23.10.2 Type of Risk: Liquidity Risk

Description

This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.

Explanation of Liquidity Risk Exposure and How This Risk Arises

Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of Objectives, Policies and Processes for Risk Management, and Measurement Methods

The Corporate Financial Management Division monitors on an ongoing basis the Company’s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2020 and 2019. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:

December 31, 2020				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current	Effective
Tax ID	Name	Currency	Loans with Banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	1.379	1.378	2.733	202.733	-	-	-	2.756	205.465	1.35%	Libor 6M + 1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	-	31.224	57.365	56.798	56.251	55.658	216.997	31.224	443.068	1.06%	1.06%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	1.117	1.104	2.172	2.123	-	-	-	2.221	4.295	2.33%	Libor 6M + 2.05%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco BBVA	-	18.341	-	-	-	-	-	18.341	-	1.00%	1.00%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4.517	4.466	8.785	8.588	-	-	-	8.982	17.373	2.33%	Libor 6M + 2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finn Vera/Finnish Export Credit	25.589	25.200	49.269	24.065	-	-	-	50.789	73.335	3.20%	3.20%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	DnB Nor	187	155	218	93	-	-	-	342	311	-	-
-	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	26.551	-	-	-	-	-	26.551	-	1.54%	Libor 6M + 1.3%
-	Eufores S.A.	U.S. Dollars	Citibank	-	2.514	-	-	-	-	-	2.514	-	1.16%	Libor 6M + 0.9%
-	Eufores S.A.	U.S. Dollars	ITAU	-	12.564	-	-	-	-	-	12.564	-	1.05%	1.05%
-	Eufores S.A.	U.S. Dollars	Scotiabank	-	5.025	-	-	-	-	-	5.025	-	1.00%	1.00%
-	Eufores S.A.	U.S. Dollars	Santander	-	27.133	-	-	-	-	-	27.133	-	1.00%	1.00%
-	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	554	-	-	-	-	-	554	-	1.54%	Libor 6M + 1.3%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	-	255	243	-	-	-	-	255	243	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	-	226	215	-	-	-	-	226	215	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A	36	106	100	-	-	-	-	142	100	7.46%	TJLP + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito B	22	64	60	-	-	-	-	86	60	8.46%	TJLP + 3.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	40	116	124	-	-	-	-	156	124	5.80%	Cesta + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito D	25	72	67	-	-	-	-	97	67	9.66%	TJLP + 5.11%
	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	-	35.657	35.077	34.496	212.036	-	-	35.657	281.610	1.91%	Libor 6M + 1.65%
			Total	32,912	192,705	156,428	328,896	268,287	55,658	216,997	225,615	1,026,266

December 31, 2020				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current	Effective
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	25,426	24,644	23,863	23,081	22,299	81,380	25,426	175,266	4,25%	4,25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	10,170	9,858	9,545	9,232	8,920	32,552	10,170	70,107	4,25%	4,25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	8,098	26,500	25,764	25,027	24,291	149,427	8,098	251,009	4,00%	4,00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	10,375	-	-	-	-	-	10,375	-	3,00%	3,00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,295	7,295	7,295	7,295	7,295	273,750	7,295	302,930	3,60%	3,60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,878	4,878	4,878	4,878	4,878	209,325	4,878	228,837	2,40%	2,40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,563	2,563	2,563	2,563	2,563	130,356	2,563	140,608	2,10%	2,10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,032	6,032	6,032	6,032	6,032	333,461	6,032	357,589	2,70%	2,70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	129,164	-	-	-	-	5,992	129,164	4,75%	4,75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	522,500	-	-	22,500	567,500	4,50%	4,50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	538,750	19,375	616,250	3,88%	3,88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	884,000	22,000	972,000	5,50%	5,50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	574,375	21,250	659,375	4,25%	4,25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,146,250	27,500	1,256,250	5,50%	5,50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	594,500	21,000	678,500	4,20%	4,20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,130,875	25,750	1,233,875	5,15%	5,15%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	1,493	512	3,541	4,84%	4,84%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	113	149	112	-	-	-	151	261	4,00%	4,00%
			Total	37,787	203,080	370,970	239,939	737,995	213,665	6,080,494	240,867	7,643,062

December 31, 2020				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	527	1,563	1,578	1,057	569	431	271	2,090	3,906
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	1,511	2,005	1,410	41	-	-	-	3,516	1,451
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	384	259	153	76	-	-	-	643	229
85.805.200-9	Forestal Arauco S.A.	U.F.	Other properties, plant and equipment	1,518	3,812	4,459	46	-	-	-	5,330	4,505
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other properties, plant and equipment	72	217	120	-	-	-	-	289	120
-	Arauco Argentina S.A.	U.S. Dollars	Buildings and constructions	116	334	34	-	-	-	-	450	34
-	Arauco Argentina S.A.	U.S. Dollars	IT equipment	13	39	35	-	-	-	-	52	35
-	Arauco Argentina S.A.	U.S. Dollars	Other properties, plant and equipment	-	-	-	-	-	-	-	-	-
-	Arauco Argentina S.A.	U.S. Dollars	Plants and equipments	347	1,040	1,386	1,002	668	-	-	1,387	3,056
-	Arauco Argentina S.A.	U.S. Dollars	Motor vehicles	744	2,316	1,804	1,589	750	-	-	3,060	4,143
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	-	-	-	-	-	-	-	-	-
-	Arauco Industria de Paineis S.A.	Brazilian Real	Other properties, plant and equipment	3	10	8	-	-	-	-	13	8
-	Arauco Industria de Paineis S.A.	Brazilian Real	IT equipment	14	42	38	1	-	-	-	56	39
-	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	118	355	177	-	-	-	-	473	177
-	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	7	17	16	2	-	-	-	24	18
-	Arauco Forest Brasil S.A.	Brazilian Real	Lands	676	2,027	2,476	2,702	2,702	2,702	4,728	2,703	15,310
-	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	5	8	5	-	-	-	-	13	5
-	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	75	226	301	301	75	-	-	301	677
-	Arauco do Brasil S.A.	U.S. Dollars	IT equipment	-	-	-	-	-	-	-	-	-
-	Arauco do Brasil S.A.	Brazilian Real	IT equipment	34	64	49	3	-	-	-	98	52
-	Arauco do Brasil S.A.	Brazilian Real	Motor vehicles	84	252	408	-	-	-	-	336	408
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	428	1,283	1,597	1,170	-	-	-	1,711	2,767
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	197	527	603	312	141	88	27	724	1,171
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	18	55	74	18	-	-	-	73	92
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Plants and equipments	1,612	-	-	-	-	-	-	1,612	-
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	5,055	15,165	20,220	7,005	-	-	-	20,220	27,225
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	30	-	-	-	-	181	30
-	Arauco North America, Inc.	U.S. Dollars	Lands	-	-	-	-	-	-	-	-	-
-	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	267	822	1,156	1,285	1,426	1,581	3,275	1,089	8,723
-	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	38	118	247	138	123	-	-	156	508
-	Arauco North America, Inc.	U.S. Dollars	Other properties, plant and equipment	-	-	-	-	-	-	-	-	-
-	Arauco Canada Limited	Canadian dollars	Other properties, plant and equipment	-	-	-	-	-	-	-	-	-
-	Arauco Canada Limited	Canadian dollars	Buildings and constructions	25	78	9	-	-	-	-	103	9
-	Arauco Canada Limited	Canadian dollars	Motor vehicles	13	41	57	91	34	-	-	54	182
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Plants and equipments	139	418	383	384	384	384	7,094	557	8,629
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Buildings and constructions	-	-	-	-	-	-	-	-	-
-	Eufores S.A.	U.S. Dollars	Lands	975	2,980	5,744	5,549	5,245	4,819	32,721	3,955	54,078
-	Eufores S.A.	U.S. Dollars	Other properties, plant and equipment	-	-	-	-	-	-	-	-	-
-	Eufores S.A.	U.S. Dollars	Plants and equipments	306	917	1,222	1,222	1,222	1,222	2,445	1,223	7,333
-	Eufores S.A.	U.S. Dollars	Buildings and constructions	70	210	117	117	49	-	-	280	283
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,906	10,298	12,736	5,840	-	-	-	14,204	18,576
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	125	322	345	105	28	6	2	447	486
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	-	-	-	-	-	-	-	-	-
-	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	-	-	-	-	-	-	10	-
-	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accesories	137	411	-	-	-	-	-	548	-
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	8	12	11	10	-	-	-	20	21
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	17	52	77	79	81	7	-	69	244
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	26	80	112	98	-	-	-	106	210
-	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	358	970	2,251	1,859	1,815	-	-	1,328	5,925
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Plants and equipments	261	-	-	-	-	-	-	261	-
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Plants and equipments	94	288	131	-	-	-	-	382	131
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	-	-	-	-	-	-	-	-	-
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	-	-	-	-	-	-	-	-	-
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	-	-	-	-	-	-	-	-	-
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	20	59	17	-	-	-	-	79	17
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	24	62	70	16	-	-	-	86	86
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	21	40	38	21	5	-	-	61	64
			Total	20,443	49,930	61,704	32,139	15,317	11,240	50,563	70,373	170,963

As part of the policy of Arau
c
o, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	3,179	3,014	5,979	5,979	205,979	-	-	6,193	217,937	3.14%	Libor 6M + 1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	-	1,209	7,792	14,316	14,175	14,038	68,044	1,209	118,365	1.06%	1.06%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo A	1,216	1,196	2,325	2,238	2,152	-	-	2,412	6,715	4.10%	Libor 6M + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo B	2,906	2,852	-	-	-	-	-	5,758	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4,919	4,838	9,403	9,052	8,702	-	-	9,757	27,157	4.10%	Libor 6M + 2.05%
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo B	11,754	11,536	-	-	-	-	-	23,290	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Finn Vera/Finnish Export Credit	26,366	26,008	50,823	49,286	24,065	-	-	52,374	124,174	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	BBVA	-	14,222	-	-	-	-	-	14,222	-	3.22%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	26,769	-	-	-	-	-	26,769	-	3,22%	Libor 6m +1.30%
	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	559	-	-	-	-	-	559	-	3,22%	Libor 6m +1.30%
-	Eufores S.A.	U.S. Dollars	Citibank	-	4,062	-	-	-	-	-	4,062	-	3.14%	Libor 6M + 1.25%
-	Eufores S.A.	U.S. Dollars	ITAU	-	12,695	-	-	-	-	-	12,695	-	3.20%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Heritage	1,361	-	-	-	-	-	-	1,361	-	3.21%	Libor 3M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	20,328	-	-	-	-	-	-	20,328	-	3.29%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	-	5,080	-	-	-	-	-	5,080	-	3.21%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Scotiabank	-	2,541	-	-	-	-	-	2,541	-	3.22%	Libor 6M + 1.30%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	-	27	291	278	-	-	-	27	569	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito A	7	63	185	130	-	-	-	70	315	8.48%	TJLP + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito B	5	39	112	78	-	-	-	44	190	9.48%	TJLP + 3.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	BNDES Subcrédito C	5	43	159	124	-	-	-	48	283	7.22%	Cesta + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito D	6	45	127	87	-	-	-	51	214	10.68%	TJLP + 5.11%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	-	30	328	313	-	-	-	30	641	5.00%	5.00%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito E	592	1,151	-	-	-	-	-	1,743	-	8.48%	TJLP+2.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito I	357	692	-	-	-	-	-	1,049	-	9.48%	TJLP+3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito F	400	772	-	-	-	-	-	1,172	-	10.68%	TJLP+5.11%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito J	66	128	-	-	-	-	-	194	-	8.48%	TJLP+2.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito H	40	77	-	-	-	-	-	117	-	9.48%	TJLP+3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito L	44	86	-	-	-	-	-	130	-	10.68%	TJLP+5.11%
-	Mahal Empreendimentos e Participações S.A.	U.S. Dollars	BNDES Subcrédito G	483	1,095	-	-	-	-	-	1,578	-	7.22%	Cesta+2.91%
-	Mahal Empreendimentos e Participações S.A.	U.S. Dollars	BNDES Subcrédito K	54	122	-	-	-	-	-	176	-	7.22%	Cesta+2.91%
-	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	-	10,895	40,563	39,480	38,396	213,803	-	10,895	332,242	3.56%	Libor 6M + 1.65%
			Total	74,088	131,846	118,087	121,361	293,469	227,841	68,044	205,934	828,802

December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	24,234	23,511	22,789	22,066	21,343	95,871	24,234	185,579	4,25%	4,25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,694	9,405	9,115	8,826	8,537	38,348	9,694	74,232	4,25%	4,25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	3,047	192,098	-	-	-	-	-	195,145	-	3.25%	3.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	7,488	7,488	24,504	23,823	23,143	160,636	7,488	239,594	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	19,609	9,593	-	-	-	-	19,609	9,593	3.00%	3.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,746	6,746	6,746	6,746	6,746	259,880	6,746	286,864	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,510	4,510	4,510	4,510	4,510	198,071	4,510	216,111	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,370	2,370	2,370	2,370	2,370	122,909	2,370	132,389	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,577	5,577	5,577	5,577	5,577	313,926	5,577	336,234	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2019	-	-	-	-	-	-	-	-	-	7.25%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	-	-	-	-	-	-	-	-	-	5.00%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	5,993	129,164	-	-	-	5,992	135,157	4.75%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	22,500	522,500	-	22,500	590,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	558,125	19,375	635,625	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	906,000	22,000	994,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	595,625	21,250	680,625	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,173,750	27,500	1,283,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	5,250	10,500	21,000	21,000	21,000	21,000	615,500	15,750	699,500	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	6,438	12,875	25,750	25,750	25,750	25,750	1,156,625	19,313	1,259,625	5.50%	5.50%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	2,005	512	4,053	4.84%	4.84%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	114	152	149	112	-	-	152	413	4.00%	4.00%
			Total	29,147	400,570	235,232	364,811	233,917	732,113	6,197,271	429,717	7,763,344

December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicle s	465	1,462	1,932	1,459	977	528	649	1,927	5,545
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	4,644	9,357	7,576	3,823	38	-	-	14,001	11,437
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Lands	-	16	16	16	16	16	190	16	254
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	860	2,431	885	259	74	-	-	3,291	1,218
-	Arauco Argentina	U.S. Dollars	Buildings and constructions	122	361	450	35	-	-	-	483	485
-	Arauco Argentina	U.S. Dollars	IT equipment	13	39	53	35	-	-	-	52	88
-	Arauco Argentina	U.S. Dollars	Other property, plant and equipment	347	1,040	1,386	1,386	1,002	668	-	1,387	4,442
-	Arauco Argentina	U.S. Dollars	Motor vehicles	382	1,145	1,162	809	684	297	-	1,527	2,952
-	Arauco Industria de Paineis S.A.	Brazilian Real	Other property, plant and equipment	192	577	722	288	-	-	-	769	1,010
-	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	4	13	17	10	-	-	-	17	27
-	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	6	17	18	11	-	-	-	23	29
-	Arauco Forest Brasil S.A.	Brazilian Real	Lands	871	2,612	3,193	3,483	3,483	9,579	-	3,483	19,738
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	595	1,389	-	-	-	-	-	1,984	-
-	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	6	17	18	-	-	-	-	23	18
-	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	272	655	454	393	376	94	-	927	1,317
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	407	1,217	1,582	1,477	1,082	-	-	1,624	4,141
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	201	593	670	558	288	131	106	794	1,753
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	19	58	70	70	17	-	-	77	157
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Other property, plant and equipment	1,612	-	1,612	-	-	-	-	1,612	1,612
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,800	14,399	19,199	19,199	6,651	-	-	19,199	45,049
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	181	30	-	-	-	181	211
-	Arauco North America, Inc.	U.S. Dollars	Lands	1	4	193	83	-	-	-	5	276
-	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	15	55	2,741	1,303	1,335	1,367	4,415	70	11,161
-	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	-	2	80	52	40	-	-	2	172
-	Arauco Canada Limited	Canadian Dollars	Other property, plant and equipment	2	3	142	-	-	-	-	5	142
-	Arauco Canada Limited	Canadian Dollars	Motor vehicles	-	2	83	72	-	-	-	2	155
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Buildings and constructions	1,477	4,432	5,909	5,909	5,909	5,909	76,821	5,909	100,457
-	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Other property, plant and equipment	262	786	373	373	373	373	7,275	1,048	8,767
-	Eufores S.A.	U.S. Dollars	Lands	546	1,637	5,383	5,240	5,057	4,752	34,676	2,183	55,108
-	Eufores S.A.	U.S. Dollars	Other property, plant and equipment	306	917	1,222	1,222	1,222	1,222	3,667	1,223	8,555
-	Eufores S.A.	U.S. Dollars	Buildings and constructions	119	358	280	117	117	49	-	477	563
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,804	11,411	13,487	12,093	5,545	-	-	15,215	31,125
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	126	359	413	319	97	26	7	485	862
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	-	5	5	5	5	5	55	5	75
-	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	31	10	-	-	-	-	41	10
-	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accessories	137	411	548	-	-	-	-	548	548
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	17	12	11	7	-	-	24	30
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	549	614	1,933	1,932	1,834	1,784	904	1,163	8,387
-	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	125	125	80	-	-	-	-	250	80
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	-	772	578	-	-	-	-	772	578
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Motor vehicles	-	139	404	404	-	-	-	139	808
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	-	-	8	8	8	3	-	-	27
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	-	-	5	-	-	-	-	-	5
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	-	-	318	291	-	-	-	-	609
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Buildings and constructions	-	-	277	277	277	93	-	-	924
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Motor vehicles	-	25	110	58	16	-	-	25	184
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	22	67	79	65	15	-	-	89	159
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Lands	-	22	22	22	22	22	109	22	197
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	30	75	56	35	20	5	-	105	116
			Total	23,401	59,803	75,947	63,232	36,587	26,923	128,874	83,204	331,563

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$41 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2020, the total assets pledged as an indirect guarantee were MU.S.$ 451. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint guarantee limited to 50% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$454 and the Finnevera Guaranteed Facility Agreement in the amount of up to MU.S.$900. Both loan agreements were signed with the International Development Bank. Such guarantee is included in the table below, under indirect guarantees.

Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	2,570	Regional Road Administration (Bío - Bío region)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	2,240	Ministry of Public Works (MOP)
Forestal Arauco S.A.	Guarantee letter	-	Chilean Pesos	5,378	Transelec S.A.
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	Property plant and equipment	Brazilian Real	29,502	BNDES
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	410	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	463	Bank Votorantim S.A.
	Total			41,260

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	150,000	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	300,000	Arauco North America, Inc.
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	266	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	517	Arauco Forest Brasil
		Total		450,783

23.10.3 Type of Risk: Market Risk – Exchange Rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of Currency Risk Exposure and How This Risk Arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean Peso, Euro, Brazilian Real or other foreign currencies. In the case of significant exchange rate variations, the C
h
ilean Peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 42.36% (equivalent to ThU.S.$ -/+ 10,719), and +/- 0.14% of equity (equivalent to ThU.S.$ -/+ 10,719).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 7.77% (equivalent to ThU.S.$-/+$1,966) and a change on the equity of +/- 1.08% (equivalent to ThU.S. -/+$80,073).

23.10.4 Type of Risk: Market Risk – Interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of Interest Rate Risk Exposure and How This Risk Arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2020, 9.1% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.42% (equivalent to ThU.S.$-/+ 106) and +/- 0.001% (equivalent to ThU.S.$-/+ 106) on equity.

Thousands of dollars	December 2020 ThU.S.$	Total
Fixed rate	5,631,837	90.9%
Bonds issued	4,707,944
Bank borrowings (*)	712,138
Lease liabilities	211,755
Variable rate	562,122	9.1%
Bonds issued	-
Loans with Banks	562,122
Total	6,193,959	100.0%

Thousands of dollars	December 2019 ThU.S.$	Total
Fixed rate	5,382,970	89.0%
Bonds issued	4,831,743
Bank borrowings (*)	280,202
Lease liabilities	271,025
Variable rate	666,820	11.0%
Bonds issued	-
Loans with Banks	666,820
Total	6,049,790	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of Risk: Market Risk – Price of Pulp Risks

Description

Pulp prices are determined by worl
d
 and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of Price Risk Exposure and How This Risk Arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2020, revenue due to pulp sales accounted for 42.1% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 554.4% (equivalent to ThU.S.$-/+ 140,300) on the income for the year after tax and +/- 1.89% (equivalent to ThU.S.$ -/+ 140,300) on equity.